Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	$ 3,877,360	$ 3,382,591
Accumulated Amortization	666,055	97,013
Net Carrying Amount	3,211,305	3,285,578
Intellectual Property [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	123,143	123,143
Accumulated Amortization	71,019
Net Carrying Amount	52,124	123,143
Domain name [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	500,448	500,448
Accumulated Amortization	52,656	19,293
Net Carrying Amount	447,792	481,155
Brand [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	1,284,000	1,284,000
Accumulated Amortization	151,969	23,569
Net Carrying Amount	1,132,031	1,260,431
Technology [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	1,475,000	1,475,000
Accumulated Amortization	349,151	54,151
Net Carrying Amount	1,125,849	$ 1,420,849
Internal-use software [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	494,769
Accumulated Amortization	41,260
Net Carrying Amount	$ 453,509